INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	12.31.21	12.31.20
Materials for resale	583,165	590,706
Materials for consumption	67,278	37,156
Other inventories	38,363	35,109
Gross inventories	688,806	662,971
Estimated losses from impairment or obsolescence	(48,981)	(29,871)
Net inventories	639,825	633,100